Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Promissory Notes [Abstract]
Schedule of Convertible Promissory Notes
	Consolidated
	December 31, 2025 US$	December 31, 2024 US$
Face value of convertible promissory note issued in November 2023 (note i)	15,000,000	15,000,000
Face value of convertible promissory note issued in July 2024 (note ii)	350,000	350,000
Derivatives embedded in the convertible promissory note issued (Note 16)	(1,879,279)	(1,879,279)
Liability component on initial recognition	13,470,721	13,470,721
Exchange of convertible note for reduction of equipment deposits (Note 13 and 16)	(15,000,000)	-
Gain on exchange of convertible note for reduction of equipment deposit (Note 13 and 16)	(583,484)	-
Fair value change of convertible note on exchange of convertible note for reduction of equipment deposit (Note 13 &16)	706,666	-
Interest accrued	1,661,937	929,900
Carrying value as at end of year	255,840	14,400,621

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$
Current (Note i)	255,840	14,314,083
Non- Current (Note ii)	-	86,538
	255,840	14,400,621

Note i

In November 2023, the Company issued a US$15 million convertible promissory note (“2311 Note”). The 2311 Note is redeemable in two years and bears no interest. The holder of the 2311 Note has the right to convert the principal amount to shares in the Company at a fixed conversion price of US$1.42 per share, subject to adjustment, over the term of the Note. The holder of the 2311 Note cannot convert the shares in the Company if such conversion would take the noteholder over 19.99% shareholding in the Company. In September 2025, the Company redeemed this 2311 Note by assigning the equipment deposit of equal value to the holder of 2311 Note.

Note ii

In July 2024, the Company issued a US$350,000 convertible promissory note (“2407 Note”). The 2407 Note is redeemable in two years and has an interest rate of 6% per annum. The holder of the 2407 Note has the right to convert the principal amount to shares in the Company at a fixed conversion price of US$1.25 per share, subject to adjustment, over the term of the Note. The holder of the 2407 Note cannot convert the shares in the Company if such conversion would take the noteholder over 19.99% shareholding in the Company. At the date of this report, there was no conversion of the 2407 Note.